Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	[1]
Classes of current inventories [abstract]
Direct materials	$ 85	$ 70	$ 79
Repair and distribution parts	94	115	101
Work-in-progress	62	90	73
Equipment	17	19	20
Total inventories	258	294	273	$ 273
Work-in-progress related to finance leases	$ 35	$ 0	$ 31

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.